Note 12 - Accrued Interest Payable and Other Liabilities - Components of Accrued Interest Payable and Other Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accrued interest payable	$ 237,000	$ 580,000
Accrued directors' benefits	2,247,000	1,587,000
Accrued salary and benefits expense	1,631,000	1,410,000
Other	1,167,000	1,608,000
Total	6,160,000	5,931,000
Accrued Interest Payable and Other Liabilities [Member]
Operating lease liabilities	$ 878,000	$ 746,000